Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Cash flows from operating activities
Net cash used in operating activities	$ (2,090,111)	$ (2,512,393)
Cash flows from investing activities
Net cash used in investing activities	(51,885)	(52,373)
Cash flows from financing activities
Net cash provided by financing activities	2,252,287	6,564,186
Net change in cash and cash equivalents, and restricted cash	110,291	3,999,420
Cash and cash equivalents, and restricted cash at beginning of period	7,379,309	6,493,996
Cash and cash equivalents, and restricted cash at end of period	7,489,600	10,493,416
Non-cash transactions
Right-of-use assets acquired under operating leases in exchange for operating liabilities		$ 205,678
Cash	5,569,600		$ 5,459,309
Restricted cash - non-current	1,920,000		1,920,000
Total Cash and Restricted cash	$ 7,489,600		$ 7,379,309